Shareholder Report	12 Months Ended
Nov. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	INVESTMENT MANAGERS SERIES TRUST II
Entity Central Index Key	0001587982
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
C000150491 [Member]
Shareholder Report [Line Items]
Fund Name	ACR Opportunity Fund
Class Name	Class I
Trading Symbol	ACROX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the ACR Opportunity Fund (“Fund”) for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://opportunity.acr-investfunds.com/. You can also request this information by contacting us at (855) 955-9552.
Additional Information Phone Number	(855) 955-9552
Additional Information Website	https://opportunity.acr-investfunds.com/
Expenses [Text Block]	Fund Expenses (Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ACR Opportunity Fund (Class I/ACROX)	$133	1.25%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The net performance of the Fund’s I Class shares for fiscal year 2025, from November 30, 2024, to November 30, 2025, was 12.78% versus 18.21% for the Fund’s benchmark, the MSCI All Country World (Net) Index. The Fund built cash and equivalents in the period as markets rallied and as the valuations of certain of the Fund’s holdings appreciated materially. Despite this increase in cash and equivalents, the price to value of the remaining holdings in the Fund improved as ACR’s investment team took advantage of volatility, which reduced the portfolio’s price to value during the year. Below, we present fiscal 2025’s portfolio activity, discuss portfolio positioning and highlight the top contributors and detractors of fiscal 2025.
Fiscal 2025 Portfolio Activity
Fiscal 2025 was an active year with ten sales and six new purchases. Too, the Fund received, via spinoff, shares in both Millrose Properties (a U.S.-based landbank) and Angi Inc. (a U.S.-based matchmaker of consumers and contractors), which were sold quickly after receipt.  ACR sold out of successful investments in Jefferies Financial Group (a U.S.-based investment bank), Protector Forsikring ASA (a Norway-based property casualty insurer), Core Scientific (a U.S.-based data center lessor), Talen (a U.S.-based wholesale electric power producer) and Sunrise (a Switzerland-based cable business). ACR also sold a marginal investment in Howard Hughes (a U.S.-based land developer) after the company proposed a change in its structure to include a management fee payable to Pershing Square, an investment manager. Finally, ACR eliminated positions in B&M European Value Retail (a UK-based discount retailer), Medmix AG (a Switzerland-based precision device business), MGM Resorts (a U.S.-based casino and resort operator) and Victoria PLC (a UK-based tile manufacturer and distributor) for tax loss purposes where it may be sensible to reestablish positions in the future.
ACR made new investments in Azelis (a Belgium-based specialty chemicals distributor), Arrow Electronics (a U.S.-based semiconductor distributor), Eurofins Scientific (a Luxembourg-based lab testing business), Kennedy Wilson (a U.S.-based real estate management and development company), Sodexo (a French foodservice business) and Southern Missouri Bancorp (a U.S.-based community bank).
Portfolio Positioning
ACR increased the cash and equivalents balance in the Fund from approximately 10.2% to 19.4% in the year, reflecting a higher number of sales of businesses than purchases. Despite general market appreciation in the period, ACR’s internal estimate of the Fund’s price-to-value (P/V) improved from 0.78 (28% implied upside) to 0.73 (37% implied upside).
Top Three Contributors
- Barclays Plc, a UK-based bank
           - Barclay’s share price increased 73% as the continuation of relatively high 5-year U.K. government bond yields allowed Barclays to invest surplus liquidity at higher rates.
- ISS A/S, a Denmark-based facility management company
           - ISS’s share price increased 70% due to positive organic growth in 2025, with strong 2025 contract wins expected to support 3-4% organic growth in 2026.
- Vodafone, PLC, a UK- based telecommunications company
           - Vodafone’s share price increased 45% during the year as results developed during the year indicated that the company would earn full-year profits at the top end of its guidance range for calendar 2025.
Top Three Detractors
- B&M European Value Retail, a UK-based discount retailer
           - B&M’s share price declined 46% as it reported negative same store sales and an accounting error that overstated margins and resulted in the company reducing its full year guidance. Still, a new operational improvement plan and strong returns on new stores should support a gradual profit recovery.
- Azelis, a Belgium-based specialty chemicals distributor
            - Azelis’ declined 37% as its performance was pressured by a third year of negative organic growth and margin declines. The company’s end markets are currently weak, and this has been exacerbated by some of the new global tariff regimes that have been announced. Despite these issues, Azelis’ business is intact and ACR’s research indicates that Azelis’ normalized profit levels are underappreciated by the market.
- Eurocell, PLC a UK-based manufacturer and distributor of windows and outdoor products
           - Eurocell’s share price dropped 28% as its end markets remained in the depressed state they have maintained for the last several years. Management has exploited weakness in its share price by returning capital to shareholders via share repurchases and dividends. Like Azelis, ACR’s research indicates that Eurocell has the capability to generate earnings well above those anticipated by the market as its end markets recover.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
ACR Opportunity Fund (Class I/ACROX)	12.78%	13.14%	9.23%
MSCI ACWI (Net) Index	18.21%	11.97%	11.41%
MSCI ACWI (Gross) Index	18.73%	12.49%	11.96%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 103,786,212
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 693,919
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$103,786,212
Total number of portfolio holdings	42
Total advisory fees paid (net)	$693,919
Portfolio turnover rate as of the end of the reporting period	24%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net asset of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
General Motors Co.	5.5%
Barclays PLC	5.5%
Vodafone Group PLC	5.2%
ISS A/S	4.9%
iShares 0-3 Month Treasury Bond ETF	4.8%
Citigroup, Inc.	4.0%
IAC, Inc.	3.9%
Power Corp. of Canada	3.4%
Liberty Global Ltd. - Class A	3.1%
FedEx Corp.	3.1%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
General Motors Co.	5.5%
Barclays PLC	5.5%
Vodafone Group PLC	5.2%
ISS A/S	4.9%
iShares 0-3 Month Treasury Bond ETF	4.8%
Citigroup, Inc.	4.0%
IAC, Inc.	3.9%
Power Corp. of Canada	3.4%
Liberty Global Ltd. - Class A	3.1%
FedEx Corp.	3.1%

Material Fund Change [Text Block]	Material Fund Changes The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants during the reporting period.
C000176262 [Member]
Shareholder Report [Line Items]
Fund Name	ACR Equity International Fund
Class Name	Class I
Trading Symbol	ACREX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the ACR Equity International Fund (“Fund”) for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://international.acr-investfunds.com/. You can also request this information by contacting us at (855) 955-9552.
Additional Information Phone Number	(855) 955-9552
Additional Information Website	https://international.acr-investfunds.com/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ACR Equity International Fund (Class I/ACREX)	$116	1.10%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For fiscal year 2025 (November 30, 2024 – November 30, 2025), the Fund’s I Class shares returned 10.38%, compared to 26.04% for the MSCI All Country World Ex-U.S. Index. As we will discuss further below, we capitalized on market volatility by monetizing six investments that approached our value estimates and redeployed that capital into four promising, undervalued companies. The Fund ended the year with a similar 12% cash balance but with a portfolio we believe is significantly better positioned. We are confident in attaining the Fund’s objective of generating long-term investment returns, and we have ACR’s internal resources and the Fund’s portfolio management team’s own capital backing this view.
Fiscal 2025 Portfolio Activity
Fiscal 2025 was an active year defined by disciplined rotation. We sold five successful long-term investments that had reached our estimate of value: Accor SA (a French-based global hotel company), Danone (a French-based global food company), Multiconsult ASA (a Norwegian engineering and consulting company), Barclays Plc (a UK-based diversified bank), and Fairfax Financial Holdings (a Canadian insurance company). We also exited our position in Sunrise Communications, a Liberty Global spin-off.
We made new investments in Arrow Electronics Inc (a technology products distributor), Eurofins Scientific SE (a French-based testing and inspection company), Azelis Group NV (a Belgium-based specialty chemicals distributor), and Sodexo S.A. (a French-based catering company). These companies are high quality, with strong competitive positions, and we believe current share prices understate their long-term potential due to temporary headwinds.
Portfolio Positioning
Despite more sales than new investments, the Fund’s cash balance remained steady (12.6% to 12.3%). More importantly, the portfolio ended the year in a better position than it started. The portfolio’s price-to-value (P/V) ratio improved from 0.63 (57% implied upside) to 0.59 (69% implied upside), increasing our conviction in attaining the Fund’s objective of generating long-term investment returns.
Top Three Contributors
Top contributors to performance were OPMobility SE (a French auto part supplier), ISS AS (a Denmark-based facility management company), and Vodafone Group (a UK-based telecommunication company) with positive total returns of 75%, 70% and 45%, respectively. Each company showed progress toward the corporate performance we believe they can achieve. We continue to hold these positions, as we believe the market has yet to fully recognize their full longer-term potential.
Top Three Detractors
The largest detractors to performance were B&M European Value Retail SA (a UK based discount retailer), Azelis Group (a Belgium based specialty chemical distributor), and Eurocell plc (a UK based manufacturer and retailer of windows and outdoor products) with negative total returns of 46%, 37% and 28%, respectively. B&M and Azelis are recent investments facing short-term challenges. While we believe the equity market is being overly myopic regarding their prospects, we recognize that we could have mitigated the impact on performance by utilizing a more gradual “average-in” approach to position sizing.  We remain patient and continue to believe in the potential for higher future earnings. Eurocell, a long-term holding, declined after an expected rebound in RMI (repair, maintenance, investment) spending failed to materialize in fiscal 2025. However, Eurocell gained market share during a difficult year, and we believe the company should benefit when the inevitable RMI recovery occurs.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception[1]
ACR Equity International Fund (Class I/ACREX)	10.38%	4.41%	5.12%
MSCI ACWI ex USA (Net) Index	26.04%	8.41%	8.58%
[1]	Class I commenced operations on December 30, 2016.

Performance Inception Date	Dec. 30, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 126,285,944
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 777,554
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$126,285,944
Total number of portfolio holdings	22
Total advisory fees paid (net)	$777,554
Portfolio turnover rate as of the end of the reporting period	30%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net asset of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
DCC PLC	7.4%
Premium Brands Holdings Corp.	7.3%
Opmobility	6.8%
Vodafone Group PLC	6.6%
Vistry Group PLC	6.5%
Eurocell PLC	5.9%
ISS A/S	5.2%
Liberty Global Ltd. - Class A	4.9%
JD Sports Fashion PLC	4.7%
Ashtead Group PLC	4.5%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
DCC PLC	7.4%
Premium Brands Holdings Corp.	7.3%
Opmobility	6.8%
Vodafone Group PLC	6.6%
Vistry Group PLC	6.5%
Eurocell PLC	5.9%
ISS A/S	5.2%
Liberty Global Ltd. - Class A	4.9%
JD Sports Fashion PLC	4.7%
Ashtead Group PLC	4.5%

Material Fund Change [Text Block]	Material Fund Changes The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants during the reporting period.